SCHEDULE OF ACCOUNTS PAYABLE AND ACCRUED EXPENSES RELATED PARTY (Details) - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Related Party Transaction [Line Items]
Accrued interest - related party	$ 3,013,256		$ 2,680,236		$ 31,657
Related Party [Member]
Related Party Transaction [Line Items]
Accounts payable - related party	294,281	388,001		356,191
Accrued expenses - related party	3,779,023	3,516,411
Accrued interest - related party	3,013,256	2,680,236		2,276,454
Total accounts payable and accrued expenses - related party	7,086,560	6,584,648		5,715,008
Accrued expenses - related party		3,516,411		3,082,363
Total accounts payable and accrued expenses - related party	$ 7,086,560	$ 6,584,648		$ 5,715,008